Consolidated statement of cash flows - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2021		Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Cash flows provided by (used in) operating activities
Net income		$ 1,730		$ 1,651	$ 1,172	$ 5,006	$ 2,776
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for (reversal of) credit losses		(99)		32	525	80	2,198
Amortization and impairment	[1]	244		249	249	730	775
Stock options and restricted shares expense		3		8	4	17	11
Deferred income taxes		(44)		(29)	(52)	(30)	(212)
Losses (gains) from debt securities measured at FVOCI and amortized cost		(10)		(22)	(10)	(68)	(5)
Net losses (gains) on disposal of property and equipment							4
Other non-cash items, net		(55)		430	(89)	457	(781)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		211		34	(1,348)	(1,075)	(5,532)
Loans, net of repayments		(17,188)		(11,056)	6,334	(32,421)	(16,635)
Deposits, net of withdrawals		25,466		1,479	22,072	28,573	78,345
Obligations related to securities sold short		1,546		793	1,287	5,852	591
Accrued interest receivable		77		7	223	216	276
Accrued interest payable		(249)		(125)	(238)	(533)	(347)
Derivative assets		973		(1,159)	(3,107)	(1,626)	(19,547)
Derivative liabilities		(4,855)		1,952	1,643	(1,215)	17,570
Securities measured at FVTPL		791		(6,288)	(3,278)	(9,361)	(6,428)
Other assets and liabilities measured/designated at FVTPL		(2,364)		1,833	759	1,196	588
Current income taxes		290		154	292	506	1,508
Cash collateral on securities lent		406		1,460	(8)	1,787	(258)
Obligations related to securities sold under repurchase agreements		1,752		(10,402)	(14,802)	(3,781)	13,174
Cash collateral on securities borrowed		(1,723)		(16)	(1,480)	(4,749)	(3,548)
Securities purchased under resale agreements		196		1,290	10,574	2,685	1,353
Other, net	[2]	136		(35)	(2,147)	(3,882)	(2,587)
Cash flows provided by (used in) operating activities		7,234		(17,760)	18,575	(11,636)	63,289
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness				1,000	1,000	1,000	1,000
Redemption/repurchase/maturity of subordinated indebtedness						(1,008)
Issue of common shares for cash		86		85	41	233	159
Purchase of common shares for cancellation							(234)
Net sale (purchase) of treasury shares		(2)		3	(3)	(15)	(5)
Dividends and distributions paid		(655)		(673)	(642)	(1,979)	(1,921)
Repayment of lease liabilities		(75)		(74)	(77)	(223)	(229)
Cash flows provided by (used in) financing activities		(646)		341	319	(1,992)	(1,230)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(12,641)		(12,052)	(16,201)	(34,647)	(44,019)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		3,978		7,379	4,159	18,169	9,537
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		5,555		6,301	4,952	17,532	18,125
Net sale (purchase) of property, equipment, software and other intangibles	[2]	(210)		(175)	(98)	(569)	(209)
Cash flows provided by (used in) investing activities		(3,318)		1,453	(7,188)	485	(16,566)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		40		(96)	(103)	(154)	38
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the period		3,310		(16,062)	11,603	(13,297)	45,531
Cash and non-interest-bearing deposits with banks at beginning of period		26,924	[3]	42,986	37,768	43,531	3,840
Cash and non-interest-bearing deposits with banks at end of period	[3]	30,234		26,924	49,371	30,234	49,371
Cash interest paid		1,016		951	1,347	3,058	5,817
Cash interest received		3,545		3,323	3,850	10,527	13,373
Cash dividends received		192		257	211	693	625
Cash income taxes paid (received)		$ 261		$ 368	$ 69	$ 989	$ (600)

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[2]	Restated from amounts previously presented.
[3]	Includes restricted cash of $498 million (April 30, 2021: $492 million; July 31, 2020: $468 million) and interest-bearing demand deposits with Bank of Canada.